iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.3%
Axon Enterprise, Inc.
(a)
..................... 16,854 $ 4,747,266
a
Automobiles  — 2.2%
Rivian Automotive, Inc., Class A
(a)(b)
............. 577,271 6,303,799
Tesla, Inc.
(a)
............................. 190,544 33,932,076
40,235,875
a
Banks  — 1.6%
JPMorgan Chase & Co. .................... 117,268 23,762,015
M&T Bank Corp. ......................... 9,575 1,451,570
U.S. Bancorp ........................... 34,750 1,409,112
Wells Fargo & Co. ........................ 60,262 3,610,899
30,233,596
a
Beverages  — 0.7%
Brown-Forman Corp., Class B, NVS ............ 144,512 6,627,320
Constellation Brands, Inc., Class A ............. 2,369 592,795
Keurig Dr Pepper, Inc. ..................... 48,733 1,669,105
Monster Beverage Corp.
(a)
................... 91,857 4,769,216
13,658,436
a
Biotechnology  — 1.8%
AbbVie, Inc. ............................ 72,312 11,659,587
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,113 1,649,503
Amgen, Inc. ............................ 15,561 4,759,332
Biogen, Inc.
(a)
........................... 7,325 1,647,685
BioMarin Pharmaceutical, Inc.
(a)
............... 16,652 1,250,066
Exact Sciences Corp.
(a)
..................... 3,454 156,984
Neurocrine Biosciences, Inc.
(a)
................ 6,360 861,208
Regeneron Pharmaceuticals, Inc.
(a)
............. 5,272 5,167,403
Vertex Pharmaceuticals, Inc.
(a)
................ 12,106 5,512,346
32,664,114
a
Broadline Retail  — 4.1%
Amazon.com, Inc.
(a)
....................... 375,015 66,167,647
eBay, Inc. .............................. 57,608 3,123,506
Etsy, Inc.
(a)
............................. 15,213 965,569
MercadoLibre, Inc.
(a)
....................... 2,894 4,993,828
75,250,550
a
Building Products  — 0.1%
Allegion PLC ............................ 11,168 1,360,486
a
Capital Markets  — 3.8%
Ameriprise Financial, Inc. ................... 1,877 819,517
Bank of New York Mellon Corp. (The) ........... 61,279 3,652,841
BlackRock, Inc.
(c)
......................... 10,507 8,111,719
Cboe Global Markets, Inc. ................... 11,264 1,948,559
Charles Schwab Corp. (The) ................. 108,201 7,928,969
CME Group, Inc., Class A ................... 29,200 5,927,016
Coinbase Global, Inc., Class A
(a)
............... 1,407 317,870
FactSet Research Systems, Inc. ............... 4,310 1,742,361
Intercontinental Exchange, Inc. ............... 36,932 4,945,195
KKR & Co., Inc. .......................... 22,760 2,340,638
MarketAxess Holdings, Inc. .................. 3,361 668,604
Moody's Corp. ........................... 21,138 8,391,575
Nasdaq, Inc. ............................ 32,858 1,939,608
Northern Trust Corp. ....................... 18,978 1,598,707
Raymond James Financial, Inc. ............... 2,691 330,320
S&P Global, Inc. ......................... 32,440 13,868,424
SEI Investments Co. ....................... 28,716 1,944,360
T Rowe Price Group, Inc. ................... 18,472 2,176,556
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc., Class A ............... 3,108 $ 338,803
68,991,642
a
Chemicals  — 1.3%
Sherwin-Williams Co. (The) .................. 81,088 24,634,534
a
Commercial Services & Supplies  — 0.8%
Cintas Corp. ............................ 8,074 5,473,930
Copart, Inc.
(a)
........................... 54,055 2,868,158
Rollins, Inc. ............................. 71,452 3,264,642
Veralto Corp. ............................ 36,300 3,578,454
15,185,184
a
Communications Equipment  — 1.9%
Arista Networks, Inc.
(a)
..................... 8,882 2,643,727
Cisco Systems, Inc. ....................... 281,243 13,077,800
F5, Inc.
(a)
.............................. 30,746 5,195,152
Juniper Networks, Inc. ..................... 153,502 5,475,416
Motorola Solutions, Inc. .................... 22,156 8,084,946
34,477,041
a
Construction & Engineering  — 0.5%
AECOM ............................... 103,087 9,003,619
a
Consumer Finance  — 0.5%
American Express Co. ..................... 29,715 7,131,600
Discover Financial Services .................. 14,478 1,775,872
8,907,472
a
Distributors  — 0.0%
Pool Corp. ............................. 844 306,836
a
Diversified REITs  — 0.0%
WP Carey, Inc. .......................... 8,281 512,845
a
Electric Utilities  — 1.3%
Edison International ....................... 305,362 23,467,070
a
Electrical Equipment  — 0.6%
AMETEK, Inc. ........................... 43,829 7,432,522
Rockwell Automation, Inc. ................... 11,767 3,030,355
10,462,877
a
Electronic Equipment, Instruments & Components  — 0.7%
Amphenol Corp., Class A ................... 22,649 2,998,048
CDW Corp. ............................. 20,547 4,594,720
Keysight Technologies, Inc.
(a)
................. 18,884 2,615,056
TE Connectivity Ltd. ....................... 6,658 996,703
Trimble, Inc.
(a)
........................... 40,013 2,227,924
13,432,451
a
Entertainment  — 1.2%
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 17,141 1,270,834
Netflix, Inc.
(a)
............................ 19,952 12,801,602
Take-Two Interactive Software, Inc.
(a)
............ 2,812 450,932
Walt Disney Co. (The) ..................... 74,046 7,694,120
22,217,488
a
Financial Services  — 3.7%
Berkshire Hathaway, Inc., Class B
(a)
............ 24,192 10,025,165
Corpay, Inc.
(a)
........................... 5,657 1,514,209
Fidelity National Information Services, Inc. ........ 12,139 921,107
Fiserv, Inc.
(a)
............................ 32,431 4,856,867
Global Payments, Inc. ..................... 12,345 1,257,338
Jack Henry & Associates, Inc. ................ 1,474 242,738
Mastercard, Inc., Class A .................... 37,624 16,820,562

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Financial Services (continued)
PayPal Holdings, Inc.
(a)
..................... 40,655 $ 2,560,858
Visa, Inc., Class A ........................ 112,130 30,550,940
68,749,784
a
Food Products  — 0.1%
Hershey Co. (The) ........................ 5,855 1,158,295
a
Ground Transportation  — 0.6%
Old Dominion Freight Line, Inc. ............... 19,647 3,443,137
Uber Technologies, Inc.
(a)
................... 38,653 2,495,437
Union Pacific Corp. ....................... 18,456 4,296,926
10,235,500
a
Health Care Equipment & Supplies  — 2.9%
Align Technology, Inc.
(a)
..................... 2,605 670,032
Becton Dickinson & Co. .................... 9,486 2,200,467
Boston Scientific Corp.
(a)
.................... 75,905 5,736,141
Cooper Cos., Inc. The
(a)
.................... 20,840 1,965,420
Dexcom, Inc.
(a)
.......................... 19,396 2,303,663
Edwards Lifesciences Corp.
(a)
................ 109,864 9,546,083
Hologic, Inc.
(a)
........................... 22,238 1,640,720
IDEXX Laboratories, Inc.
(a)
................... 17,588 8,740,357
Insulet Corp.
(a)
........................... 3,560 630,796
Intuitive Surgical, Inc.
(a)
..................... 14,571 5,859,291
Medtronic PLC .......................... 39,483 3,212,732
ResMed, Inc. ........................... 10,356 2,136,753
Stryker Corp. ........................... 18,620 6,351,096
Teleflex, Inc. ............................ 3,971 830,217
Zimmer Biomet Holdings, Inc. ................ 13,834 1,592,985
53,416,753
a
Health Care Providers & Services  — 1.4%
Elevance Health, Inc. ...................... 11,577 6,233,983
Quest Diagnostics, Inc. ..................... 2,328 330,506
UnitedHealth Group, Inc. .................... 38,466 19,054,903
25,619,392
a
Health Care REITs  — 1.2%
Alexandria Real Estate Equities, Inc. ............ 94,478 11,242,882
Healthpeak Properties, Inc. .................. 299,464 5,959,334
Ventas, Inc. ............................ 11,736 589,851
Welltower, Inc. ........................... 33,476 3,470,457
21,262,524
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 6,957 1,212,257
a
Hotels, Restaurants & Leisure  — 2.1%
Airbnb, Inc., Class A
(a)
...................... 24,671 3,575,568
Booking Holdings, Inc. ..................... 159 600,440
Chipotle Mexican Grill, Inc.
(a)
................. 904 2,829,086
Hilton Worldwide Holdings, Inc. ............... 8,150 1,634,890
Marriott International, Inc., Class A ............. 6,694 1,547,452
McDonald's Corp. ........................ 77,093 19,958,607
Starbucks Corp. .......................... 62,864 5,042,950
Wynn Resorts Ltd. ........................ 4,603 436,732
Yum! Brands, Inc. ........................ 26,933 3,701,402
39,327,127
a
Household Durables  — 0.2%
Garmin Ltd. ............................. 25,333 4,150,812
a
Household Products  — 0.2%
Church & Dwight Co., Inc. ................... 26,800 2,867,868
a
Security Shares Value
a
Industrial REITs  — 0.8%
Prologis, Inc. ............................ 138,126 $ 15,261,542
a
Insurance  — 3.6%
Aflac, Inc. .............................. 110,894 9,966,044
Allstate Corp. (The) ....................... 17,362 2,908,482
American Financial Group, Inc. ............... 30,443 3,954,850
Aon PLC, Class A ........................ 4,310 1,213,868
Arch Capital Group Ltd.
(a)
................... 54,570 5,600,519
Arthur J Gallagher & Co. .................... 8,413 2,131,265
Brown & Brown, Inc. ....................... 40,825 3,654,246
Chubb Ltd. ............................. 29,014 7,857,571
Cincinnati Financial Corp. ................... 20,001 2,351,718
Erie Indemnity Co., Class A, NVS .............. 4,984 1,806,351
Hartford Financial Services Group, Inc. (The) ...... 33,237 3,438,368
Markel Group, Inc.
(a)
....................... 2,049 3,363,618
Marsh & McLennan Companies, Inc. ............ 30,996 6,434,150
MetLife, Inc. ............................ 40,681 2,944,084
Progressive Corp. (The) .................... 30,644 6,471,400
Willis Towers Watson PLC ................... 9,379 2,394,365
66,490,899
a
Interactive Media & Services  — 6.3%
Alphabet, Inc., Class A
(a)
.................... 127,000 21,907,500
Alphabet, Inc., Class C, NVS
(a)
................ 284,440 49,481,182
Match Group, Inc.
(a)
....................... 12,769 391,115
Meta Platforms, Inc., Class A ................. 89,923 41,978,754
Pinterest, Inc., Class A
(a)
.................... 14,773 612,932
Snap, Inc., Class A, NVS
(a)
.................. 27,094 406,952
114,778,435
a
IT Services  — 1.6%
Accenture PLC, Class A .................... 22,926 6,471,781
Gartner, Inc.
(a)
........................... 949 398,267
International Business Machines Corp. .......... 116,444 19,428,681
Okta, Inc., Class A
(a)
....................... 3,408 302,221
Snowflake, Inc., Class A
(a)
................... 3,128 425,971
VeriSign, Inc.
(a)
.......................... 9,888 1,723,676
28,750,597
a
Life Sciences Tools & Services  — 2.2%
Avantor, Inc.
(a)
........................... 8,250 198,660
Bio-Rad Laboratories, Inc., Class A
(a)
............ 2,292 657,483
Bio-Techne Corp. ......................... 61,070 4,713,993
Danaher Corp. .......................... 29,088 7,469,798
Illumina, Inc.
(a)
........................... 12,641 1,318,204
IQVIA Holdings, Inc.
(a)
...................... 4,094 896,954
Mettler-Toledo International, Inc.
(a)
............. 3,277 4,601,203
Repligen Corp.
(a)(b)
........................ 9,646 1,438,122
Revvity, Inc. ............................ 24,411 2,667,146
Thermo Fisher Scientific, Inc. ................. 20,847 11,840,679
Waters Corp.
(a)
.......................... 1,671 516,172
West Pharmaceutical Services, Inc. ............ 11,828 3,919,918
40,238,332
a
Machinery  — 2.7%
Fortive Corp. ............................ 64,643 4,812,025
Graco, Inc. ............................. 57,324 4,628,913
IDEX Corp. ............................. 34,234 7,142,582
Ingersoll Rand, Inc. ....................... 34,461 3,206,596
Pentair PLC ............................ 38,391 3,124,260
Westinghouse Air Brake Technologies Corp. ....... 3,210 543,228
Xylem, Inc. ............................. 191,919 27,064,417
50,522,021
a

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Media  — 0.5%
Charter Communications, Inc., Class A
(a)
......... 6,919 $ 1,986,583
Comcast Corp., Class A .................... 113,779 4,554,574
Fox Corp., Class A, NVS .................... 12,840 442,081
Fox Corp., Class B ........................ 21,196 677,001
Liberty Media Corp.-Liberty SiriusXM, Series C, NVS
(a)
3,582 81,168
Sirius XM Holdings, Inc. .................... 71,794 202,459
Trade Desk, Inc. (The), Class A
(a)
.............. 13,312 1,235,087
9,178,953
a
Mortgage REITs  — 0.0%
Annaly Capital Management, Inc. .............. 9,015 177,596
a
Office REITs  — 0.4%
Boston Properties, Inc. ..................... 118,405 7,183,631
a
Personal Care Products  — 0.0%
Estee Lauder Companies, Inc. (The), Class A ...... 4,963 612,236
a
Pharmaceuticals  — 5.8%
Bristol-Myers Squibb Co. .................... 139,798 5,744,300
Catalent, Inc.
(a)
.......................... 13,994 752,737
Eli Lilly & Co. ........................... 45,908 37,660,169
Johnson & Johnson ....................... 121,037 17,752,497
Merck & Co., Inc. ......................... 146,061 18,336,498
Pfizer, Inc. ............................. 295,325 8,464,015
Royalty Pharma PLC, Class A ................ 203,701 5,583,444
Zoetis, Inc., Class A ....................... 76,115 12,906,059
107,199,719
a
Professional Services  — 0.8%
Automatic Data Processing, Inc. ............... 21,019 5,147,974
Booz Allen Hamilton Holding Corp., Class A ....... 7,263 1,105,501
Equifax, Inc. ............................ 7,906 1,829,369
Paychex, Inc. ........................... 36,156 4,344,505
Paycom Software, Inc. ..................... 1,029 149,534
SS&C Technologies Holdings, Inc. ............. 2,944 182,675
Verisk Analytics, Inc. ....................... 11,032 2,788,669
15,548,227
a
Real Estate Management & Development  — 0.2%
CoStar Group, Inc.
(a)
....................... 37,598 2,939,036
Zillow Group, Inc., Class C, NVS
(a) (b)
............ 4,308 176,412
3,115,448
a
Residential REITs  — 0.7%
AvalonBay Communities, Inc. ................ 45,000 8,670,600
Equity Residential ........................ 31,266 2,033,228
Essex Property Trust, Inc. ................... 8,206 2,131,837
12,835,665
a
Retail REITs  — 0.5%
Realty Income Corp. ....................... 93,108 4,940,310
Regency Centers Corp. .................... 30,662 1,882,647
Simon Property Group, Inc. .................. 18,392 2,782,894
9,605,851
a
Semiconductors & Semiconductor Equipment  — 13.6%
Advanced Micro Devices, Inc.
(a)
............... 85,741 14,310,173
Analog Devices, Inc. ....................... 60,778 14,251,833
Broadcom, Inc. .......................... 22,006 29,236,071
Enphase Energy, Inc.
(a)
..................... 72,854 9,318,027
First Solar, Inc.
(a)
......................... 68,144 18,518,813
Intel Corp. ............................. 251,678 7,764,266
KLA Corp. .............................. 6,271 4,763,013
Marvell Technology, Inc. .................... 84,411 5,808,321
NVIDIA Corp. ........................... 113,356 124,275,584
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ........................ 42,128 $ 8,596,218
Texas Instruments, Inc. ..................... 66,902 13,046,559
249,888,878
a
Software  — 11.5%
Adobe, Inc.
(a)
............................ 21,943 9,759,369
ANSYS, Inc.
(a)
........................... 3,418 1,085,044
Autodesk, Inc.
(a)
.......................... 12,232 2,465,971
Fortinet, Inc.
(a)
........................... 30,071 1,783,812
Intuit, Inc. .............................. 17,813 10,268,126
Microsoft Corp. .......................... 330,997 137,406,785
Oracle Corp. ............................ 92,687 10,861,989
Palo Alto Networks, Inc.
(a)
................... 13,943 4,111,930
Roper Technologies, Inc. .................... 5,944 3,166,725
Salesforce, Inc. .......................... 50,366 11,807,805
ServiceNow, Inc.
(a)
........................ 23,352 15,340,629
Tyler Technologies, Inc.
(a)
................... 1,563 750,803
Workday, Inc., Class A
(a)
.................... 5,991 1,266,797
Zoom Video Communications, Inc., Class A
(a)
...... 10,370 636,096
210,711,881
a
Specialized REITs  — 3.4%
American Tower Corp. ..................... 23,390 4,578,359
Crown Castle, Inc. ........................ 6,229 638,472
Digital Realty Trust, Inc. .................... 191,689 27,860,079
Equinix, Inc. ............................ 19,613 14,964,327
Extra Space Storage, Inc. ................... 12,291 1,779,368
Public Storage ........................... 16,325 4,470,275
VICI Properties, Inc. ....................... 270,974 7,779,663
62,070,543
a
Specialty Retail  — 1.3%
Home Depot, Inc. (The) .................... 38,717 12,965,162
Ross Stores, Inc. ......................... 21,788 3,045,091
TJX Companies, Inc. (The) .................. 53,462 5,511,932
Ulta Beauty, Inc.
(a)
........................ 3,946 1,559,025
23,081,210
a
Technology Hardware, Storage & Peripherals  — 6.6%
Apple, Inc. ............................. 626,997 120,540,173
a
Textiles, Apparel & Luxury Goods  — 0.3%
Lululemon Athletica, Inc.
(a)
................... 9,352 2,917,731
Nike, Inc., Class B ........................ 19,640 1,866,782
4,784,513
a
Trading Companies & Distributors  — 0.2%
Fastenal Co. ............................ 63,253 4,173,433
United Rentals, Inc. ....................... 672 449,843
4,623,276
a
Water Utilities  — 0.9%
American Water Works Co., Inc. ............... 121,274 15,859,001
a
Total Long-Term Investments — 99.8%
(Cost: $1,550,068,556) ............................... 1,830,808,321

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
Paris-Aligned Climate MSCI USA ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%
(c)(d)(e)
...................... 3,224,586 $ 3,225,553
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................ 3,140,386 3,140,386
a
Total Short-Term Securities — 0.3%
(Cost: $6,364,635) .................................. 6,365,939
Total Investments — 100.1%
(Cost: $1,556,433,191) ............................... 1,837,174,260
Liabilities in Excess of Other Assets — (0.1)% ............... (2,193,931)
Net Assets — 100.0% ................................. $ 1,834,980,329
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
08/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
  Shares Held
at 05/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 18,112,745 $ — $ (14,889,313)
(a)
$ 3,248 $ (1,127) $ 3,225,553 3,224,586 $ 328,437
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,674,081 466,305
(a)
— — — 3,140,386 3,140,386 106,372 —
BlackRock, Inc. .. 6,798,741 1,786,893 (1,176,101) 211,476 490,710 8,111,719 10,507 147,915 —
$ 214,724 $ 489,583
$ 14,477,658
$ 582,724 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 8 06/21/24 $ 1,162 $ (19,078)
E-Mini NASDAQ 100 Index .............................................................. 9 06/21/24 3,346 61,156
$ 42,078

iShares
®
Paris-Aligned Climate MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2024

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,830,808,321 $ — $ — $ 1,830,808,321
Short-Term Securities
Money Market Funds ...................................... 6,365,939 — — 6,365,939
$ 1,837,174,260 $ — $ — $ 1,837,174,260
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 61,156 $ — $ — $ 61,156
Liabilities
Equity Contracts ........................................... (19,078) — — (19,078)
$ 42,078 $ — $ — $ 42,078
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust